Non-Current Assets - Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2025
Non-Current Assets - Right-of-Use Assets [Abstract]
Schedule of Non-Current Assets - Right-of-Use Assets
	Consolidated
	As of December 31,	As of December 31,
	2025	2024
	$	$

Land and buildings - right-of-use	435,497	188,570
Motor vehicles - right-of-use	-	44,298

	435,497	232,868

Schedule of Reconciliations of the Values

Reconciliations of the values at the beginning and end of the current and previous financial year are set out below:

	Land and		Motor
	Buildings		Vehicle		Total
Consolidated	$		$		$

Balance at January 1, 2024	379,523		80,777		460,300
Depreciation expense	(185,203	)*	(35,529	)*	(220,732	)*
Translation adjustments	(5,750	)*	(950	)*	(6,700	)*

Balance at December 31, 2024	188,570		44,298		232,868
Additions	418,824		-		418,824
Disposals (return of leased cars)	-		(12,346)		(12,346)
Depreciation expense	(184,849)		(34,441)		(219,290)
Translation adjustments	12,952		2,489		15,441

Balance at December 31, 2025	435,497		-		435,497

*	Reclassed